Shareholder Report, Average Annual Return (Details) 190083_Innovator IBD Breakout Opportunities ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	86 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Innovator IBD® Breakout Opportunities ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator IBD Breakout Opportunities ETF NAV
Average Annual Return, Percent	3.87%	10.62%	6.46%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	21.45%	17.64%	14.68%
IBD Breakout Stocks Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	IBD Breakout Stocks Total Return Index
Average Annual Return, Percent	5.25%	12.09%	7.83%